Note 19 - Other Charges (Details Textual) - Workforce Reduction Charges, Office Closure Costs and Network Consolidation Costs [Member] - USD ($) $ in Millions	Jan. 31, 2017	Jan. 31, 2016
Fiscal 2017 Restructuring Plan [Member]
Restructuring and Related Cost, Cost Incurred to Date	$ 0.4
Fiscal 2015 Restructuring Plan [Member]
Restructuring and Related Cost, Cost Incurred to Date		$ 0.8